Long-term debt (Details 4) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 CAD		Dec. 31, 2013 CAD		Dec. 31, 2012 CAD	Dec. 31, 2014 US Dollar Denominated Debt [Member] USD ($)	Dec. 31, 2014 US Dollar Denominated Debt [Member] CAD	Dec. 31, 2013 US Dollar Denominated Debt [Member] USD ($)	Dec. 31, 2013 US Dollar Denominated Debt [Member] CAD	Dec. 31, 2014 Capital Leases [Member] CAD		Dec. 31, 2014 Debt [Member] CAD
Commercial Paper [Abstract]
Maximum aggregate principal amount of commercial paper that the Company is able to issue	800
Commercial paper outstanding	0		273
Commercial Paper Weighted average interest rate			1.14%
Commercial Paper [Line Items]
Proceeds from Issuance of Commerical Paper	2,443		3,255		1,861
Repayments of Commercial Paper	(2,720)		(2,987)		(1,943)
Net issuance (repayments) Of Commercial Paper	(277)		268		(82)
Long Term Debt Maturities [Line Items]
2015	544	[1]								88	[1]	456	[1]
2016	945									311		634
2017	729									152		577
2018	614									8		606
2019	644									8		636
2020 and thereafter	4,933									103		4,830
Total debt	8,409	[2]	7,840	[2]						670		7,739
US Dollar Denominated Debt [Line Items]
Notes And Debentures US Dollar						6,425		6,157
Capital Lease Obligations US Dollar						448		573
Total US Dollar Denominated Debt						$ 6,873	7,973	$ 6,730	7,158

[1]	Current portion of long-term debt.
[2]	See Note 17 - Financial instruments, for the fair value of debt.